Cover	May 29, 2020
Cover [Abstract]
Document Period End Date	May 29, 2020
Document Type	8-K/A
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38352
Entity Tax Identification Number	47-4116383
Entity Address, Address Line One	1501 Yamato Road
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	988-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ADT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Central Index Key	0001703056
Amendment Flag	true
Entity Registrant Name	ADT Inc.
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed on June 2, 2020. The sole purpose of this Amendment is to include the conformed signature on the signature page where such conformed signature was inadvertently omitted in the original filing. No other changes have been made to the original filing.